INTANGIBLE ASSETS (Schedule of Goodwill Impairment Evaluation) (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Aspire Core (Core) [Member]
Disclosure of detailed information about intangible assets [line items]
The amount of value in use exceeded the carrying value as of December 31, 2022 - U.S. dollars in millions	$ 30.0
Specific cash flow period (years)	7
The pre-tax discount rate used	19.40%
Change in the pre-tax discount rate used, resulting in value in use equal the carrying value as of December 31, 2022	0.03
Fixed growth rate	3.00%
The fixed growth (negative growth) rate to be used, resulting in value in use equal the carrying value as of December 31, 2022	(7.4)
PariPlay (Sports) [Member]
Disclosure of detailed information about intangible assets [line items]
The amount of value in use exceeded the carrying value as of December 31, 2022 - U.S. dollars in millions	$ 8.2
Specific cash flow period (years)	9
The pre-tax discount rate used	20.70%
Change in the pre-tax discount rate used, resulting in value in use equal the carrying value as of December 31, 2022	0.014
Fixed growth rate	3.00%
The fixed growth (negative growth) rate to be used, resulting in value in use equal the carrying value as of December 31, 2022	(3.6)
BtoBet (Games) [Member[
Disclosure of detailed information about intangible assets [line items]
The amount of value in use exceeded the carrying value as of December 31, 2022 - U.S. dollars in millions	$ 16.9
Specific cash flow period (years)	9
The pre-tax discount rate used	18.80%
Change in the pre-tax discount rate used, resulting in value in use equal the carrying value as of December 31, 2022	0.031
Fixed growth rate	3.00%
The fixed growth (negative growth) rate to be used, resulting in value in use equal the carrying value as of December 31, 2022	(13.8)